Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	₩ 426,305,656	₩ 395,680,324
Total liabilities	392,603,120	363,935,344
Total equity	33,702,536	31,744,980
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	27,639,783	27,195,607
Total liabilities	7,447,705	6,977,746
Total equity	20,192,078	20,217,861
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	324,312,890	302,854,623
Total liabilities	301,660,027	281,387,650
Total equity	22,652,863	21,466,973
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	26,367,562	24,419,886
Total liabilities	20,092,443	18,537,340
Total equity	6,275,119	5,882,546
Shinhan Investment Corp.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	28,644,288	25,554,489
Total liabilities	25,391,599	22,478,057
Total equity	3,252,689	3,076,432
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	29,719,359	27,499,836
Total liabilities	27,987,427	25,814,288
Total equity	1,731,932	1,685,548
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	5,315,366	4,506,750
Total liabilities	4,603,786	3,862,388
Total equity	711,580	644,362
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	5,562,924	5,184,831
Total liabilities	5,158,123	4,849,180
Total equity	404,801	335,651
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	22,726	23,077
Total liabilities	8,144	8,897
Total equity	14,582	14,180
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	86,902	114,853
Total liabilities	76,250	103,358
Total equity	10,652	11,495
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	174,839	161,161
Total liabilities	18,286	13,354
Total equity	156,553	147,807
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	9,438	8,474
Total liabilities	190	262
Total equity	9,248	8,212
Shinhan Data System
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	39,799	34,403
Total liabilities	24,446	21,565
Total equity	15,353	12,838
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	1,287,170	970,146
Total liabilities	1,139,533	839,328
Total equity	147,637	130,818
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	58,158	53,886
Total liabilities	6,209	8,434
Total equity	51,949	45,452
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group’s subsidiaries [Line Items]
Total assets	29,319	0
Total liabilities	71	0
Total equity	₩ 29,248	₩ 0